Submission	Oct. 24, 2025
Submission [Line Items]
Central Index Key	0001069202
Registrant Name	LENNOX INTERNATIONAL INC
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A